Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities And Commitments [Abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS
9.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS
(1)	Contingencies

None.

(2)	Commitments

In addition to the commitment mentioned in Note 6(10)A and B, the Group’s significant commitments are as follows:

A.	Capital expenditures contracted for at the balance sheet date but not yet incurred and are cancelable without cause are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Property, plant and equipment	$9,109	$117,436	$4,182

B.	The Company has outstanding commitments on purchase agreements for the research and manufacturing of medicines which are cancelable without cause as follows:

December 31,
2019	2020
NT$000	NT$000	US$000
$130,089	$211,983	$7,549

C.	The Company has outstanding commitments on research and development which are cancelable without cause as follows:

December 31,
2019	2020
NT$000	NT$000	US$000
$1,311,875	$834,686	$29,725

D.

The Company has signed a licensing agreement for technology transition with TWI Pharmaceuticals, Inc. with maximum royalty charges of US$5,000 thousand according to the R&D achievement on October 1, 2013. Once the new drug is launched in the market, the Company will pay a royalty fee based on a certain percentage of the net product sales. The aforementioned agreement was expired and terminated on October 1, 2020.